Acquisitions of and investment in businesses - Investment in DMEScripts & SPC - Asset and Liabilities (Details) - SPC - USD ($)	Sep. 30, 2023	Sep. 01, 2023
Disclosure of detailed information about business combination [line items]
Accounts receivable		$ 1,000,000
Inventory		1,374,000
Prepaid and other current assets		4,000
Property, equipment, and right of use assets, net		2,048,000
Goodwill		2,335,000
Intangible assets		2,530,000
Accounts payable		(1,483,000)
Accrued liabilities		(197,000)
Deferred revenue		(212,000)
Equipment loans		(1,063,000)
Lease liabilities		(1,142,000)
Deferred income taxes		(891,000)
Net assets acquired		4,303,000
Cash paid at closing/To be paid after closing, included i purchase price payable	$ 1,274,000	3,153,000
Consideration paid or payable		$ 4,303,000